Quarterly portfolio holdings
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
March 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license. John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.) and are used by it and by its affiliates under license.

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 3-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.8%
Equity - 91.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,902,397	$326,225,499
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	12,175,964	109,461,919
Disciplined Value, Class NAV, JHF III (Boston Partners)	14,850,736	334,735,592
Disciplined Value International, Class NAV, JHIT (Boston Partners)	17,070,035	247,003,410
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	14,086,357	131,003,118
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,650,606	70,347,184
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,151,164	280,411,097
International Dynamic Growth, Class NAV, JHIT (Axiom)	13,575,530	181,640,592
International Small Company, Class NAV, JHF II (DFA)	1,090,423	11,394,917
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	23,736,403	243,060,766
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	8,648,092	144,336,661
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,595,720	215,578,791
Multifactor Emerging Markets ETF, JHETF (DFA)	2,286,978	60,973,120
Small Cap Core, Class NAV, JHIT (MIM US) (B)	8,569,716	133,259,090
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	1,463,233	21,758,270
Small Cap Value, Class NAV, JHF II (Wellington)	1,545,726	24,051,499
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,658,261	228,428,988
Fixed income - 2.5%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,973,853	15,336,836
High Yield, Class NAV, JHBT (MIM US) (B)	2,534,106	7,653,000
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,619,579	52,655,456
Alternative and specialty - 5.2%
Diversified Macro, Class NAV, JHIT (Graham)	3,345,286	30,776,630
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	10,883,581	128,426,253

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,473,612,088)		$2,998,518,688
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	93,083

TOTAL COMMON STOCKS (Cost $91,717)		$93,083
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 4.586%, 02/15/2054	$32,747,100	8,801,586
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.627%, 11/15/2052	34,629,600	$9,747,055
U.S. Treasury STRIPS, PO, 4.679%, 05/15/2050	14,828,800	4,623,059
U.S. Treasury STRIPS, PO, 4.704%, 08/15/2051	43,975,200	12,852,450

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,684,831)		$36,024,150

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	414	17

TOTAL WARRANTS (Cost $33)		$17
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2232% (F)(G)	11,169	111,724

TOTAL SHORT-TERM INVESTMENTS (Cost $111,723)		$111,724
Total investments (Cost $2,514,500,392) - 100.0%		$3,034,747,662
Other assets and liabilities, net - (0.0%)		(735,148)
TOTAL NET ASSETS - 100.0%		$3,034,012,514
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 3-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.8%
Equity - 76.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	13,760,684	$760,553,015
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	33,524,438	301,384,694
Disciplined Value, Class NAV, JHF III (Boston Partners)	33,690,413	759,381,910
Disciplined Value International, Class NAV, JHIT (Boston Partners)	38,974,682	563,963,648
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	28,263,240	262,848,130
Equity Income, Class NAV, JHF II (T. Rowe Price)	7,751,619	149,373,689
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,248,552	489,639,668
Global Equity, Class NAV, JHF II (MIM US) (B)	18,032,491	215,488,262
International Dynamic Growth, Class NAV, JHIT (Axiom)	26,970,641	360,867,174
International Small Company, Class NAV, JHF II (DFA)	2,295,950	23,992,672
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	52,371,006	536,279,101
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	17,978,310	300,057,986
Mid Value, Class NAV, JHF II (T. Rowe Price)	32,043,665	473,284,926
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	4,588,379	$122,330,773
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,758,917	276,151,162
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	2,603,808	38,718,622
Small Cap Value, Class NAV, JHF II (Wellington)	2,934,921	45,667,363
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	47,855,785	556,084,226
Fixed income - 15.1%
Bond, Class NAV, JHSB (MIM US) (B)	40,122,913	543,264,247
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	17,231,968	133,892,392
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,377,072	123,974,437
High Yield, Class NAV, JHBT (MIM US) (B)	34,893,467	105,378,271
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,385,095	116,048,338
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	20,660,753	206,607,532
Alternative and specialty - 5.0%
Diversified Macro, Class NAV, JHIT (Graham)	13,533,954	124,512,376
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	23,470,868	276,956,242

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,764,098,820)		$7,866,700,856
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	211,472

TOTAL COMMON STOCKS (Cost $208,371)		$211,472
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.2%
U.S. Government - 3.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$18,072,555	17,946,189
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	36,639,603	35,967,487
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	45,809,990	45,821,105
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	62,013,562	63,847,734
U.S. Treasury STRIPS, PO, 4.586%, 02/15/2054	93,287,000	25,073,170
U.S. Treasury STRIPS, PO, 4.627%, 11/15/2052	94,437,800	26,581,031
U.S. Treasury STRIPS, PO, 4.679%, 05/15/2050	39,701,000	12,377,271
U.S. Treasury STRIPS, PO, 4.704%, 08/15/2051	118,361,500	34,593,023

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $273,006,211)		$262,207,010

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	993	41
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL WARRANTS (Cost $79)		$41
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2232% (F)(G)	44,490	$445,027

TOTAL SHORT-TERM INVESTMENTS (Cost $445,026)		$445,027
Total investments (Cost $7,037,758,507) - 100.0%		$8,129,564,406
Other assets and liabilities, net - 0.0%		676,174
TOTAL NET ASSETS - 100.0%		$8,130,240,580
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 3-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.2%
Equity - 57.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,698,119	$425,475,054
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	36,863,097	331,399,241
Disciplined Value, Class NAV, JHF III (Boston Partners)	19,783,245	445,914,353
Disciplined Value International, Class NAV, JHIT (Boston Partners)	25,733,007	372,356,604
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	17,015,566	158,244,763
Equity Income, Class NAV, JHF II (T. Rowe Price)	4,119,229	79,377,552
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,930,110	265,478,902
Global Equity, Class NAV, JHF II (MIM US) (B)	15,555,598	185,889,400
International Dynamic Growth, Class NAV, JHIT (Axiom)	18,167,460	243,080,617
International Small Company, Class NAV, JHF II (DFA)	1,094,027	11,432,580
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,606,125	323,646,716
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	11,379,110	189,917,345
Mid Value, Class NAV, JHF II (T. Rowe Price)	20,782,149	306,952,338
Multifactor Emerging Markets ETF, JHETF (DFA)	2,762,589	73,653,385
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,174,611	173,765,208
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	1,570,607	23,354,926
Small Cap Value, Class NAV, JHF II (Wellington)	2,083,883	32,425,217
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	42,798,839	497,322,510
Fixed income - 32.0%
Bond, Class NAV, JHSB (MIM US) (B)	52,054,169	704,813,445
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Core Bond, Class NAV, JHF II (Allspring Investments)	24,626,506	$269,660,239
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	30,537,504	237,276,404
Floating Rate Income, Class NAV, JHF II (Bain Capital)	29,022,506	219,700,374
High Yield, Class NAV, JHBT (MIM US) (B)	61,836,198	186,745,318
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	25,621,550	240,073,922
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	44,337,000	443,370,001
Alternative and specialty - 4.8%
Diversified Macro, Class NAV, JHIT (Graham)	13,971,726	128,539,877
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	15,320,894	180,786,554
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,771,033	36,616,729

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,138,408,958)		$6,787,269,574
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	131,037

TOTAL COMMON STOCKS (Cost $129,115)		$131,037
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Government - 5.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$31,899,099	31,676,055
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	64,670,351	63,484,039
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	80,851,585	80,871,203
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	109,451,105	112,688,337
U.S. Treasury STRIPS, PO, 4.586%, 02/15/2054	123,391,300	33,164,439
U.S. Treasury STRIPS, PO, 4.627%, 11/15/2052	124,906,400	35,156,906
U.S. Treasury STRIPS, PO, 4.679%, 05/15/2050	52,511,800	16,371,194
U.S. Treasury STRIPS, PO, 4.704%, 08/15/2051	156,546,800	45,753,282

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $434,599,553)		$419,165,455

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	786	33

TOTAL WARRANTS (Cost $63)		$33
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2232% (F)(G)	34,975	349,850
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $349,849)	$349,850
Total investments (Cost $6,573,487,538) - 100.0%	$7,206,915,949
Other assets and liabilities, net - 0.0%	1,351,275
TOTAL NET ASSETS - 100.0%	$7,208,267,224
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 3-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.8%
Equity - 38.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,191,314	$65,843,931
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	10,701,359	96,205,216
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,578,544	80,660,379
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,462,525	64,572,730
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,668,409	24,816,201
Equity Income, Class NAV, JHF II (T. Rowe Price)	810,245	15,613,426
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	730,225	49,326,725
Global Equity, Class NAV, JHF II (MIM US) (B)	4,181,943	49,974,215
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,633,114	48,611,063
International Small Company, Class NAV, JHF II (DFA)	236,125	2,467,506
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,323,499	64,752,627
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,506,172	41,828,012
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,576,087	52,818,802
Multifactor Emerging Markets ETF, JHETF (DFA)	433,304	11,552,318
Small Cap Core, Class NAV, JHIT (MIM US) (B)	1,280,417	19,910,479
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	483,240	7,185,775
Small Cap Value, Class NAV, JHF II (Wellington)	460,788	7,169,860
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,159,246	94,810,443
Fixed income - 49.4%
Bond, Class NAV, JHSB (MIM US) (B)	19,697,024	266,697,710
Core Bond, Class NAV, JHF II (Allspring Investments)	19,958,711	218,547,889
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	13,078,963	101,623,540
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,454,716	94,282,199
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	26,481,953	$79,975,497
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,628,261	118,326,807
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	15,031,904	150,319,040
Alternative and specialty - 5.2%
Diversified Macro, Class NAV, JHIT (Graham)	3,997,604	36,777,960
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,355,988	39,600,653
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,239,485	31,455,395

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,866,483,593)		$1,935,726,398
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	21,977

TOTAL COMMON STOCKS (Cost $21,655)		$21,977
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Government - 7.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$13,802,323	13,705,814
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	27,981,591	27,468,297
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	34,979,017	34,987,504
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	47,351,291	48,751,801
U.S. Treasury STRIPS, PO, 4.586%, 02/15/2054	23,709,600	6,372,537
U.S. Treasury STRIPS, PO, 4.627%, 11/15/2052	24,004,600	6,756,479
U.S. Treasury STRIPS, PO, 4.679%, 05/15/2050	10,095,000	3,147,239
U.S. Treasury STRIPS, PO, 4.704%, 08/15/2051	30,087,000	8,793,402

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $151,629,021)		$149,983,073
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2232% (F)(G)	9,524	95,267

TOTAL SHORT-TERM INVESTMENTS (Cost $95,266)		$95,267
Total investments (Cost $2,018,229,535) - 100.0%		$2,085,826,715
Other assets and liabilities, net - 0.0%		630,893
TOTAL NET ASSETS - 100.0%		$2,086,457,608
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 3-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.0%
Equity - 20.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	263,234	$14,548,964
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,642,662	41,737,533
Disciplined Value, Class NAV, JHF III (Boston Partners)	776,376	17,499,513
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,512,094	21,879,997
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	948,781	8,823,661
Equity Income, Class NAV, JHF II (T. Rowe Price)	153,417	2,956,350
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	342,607	23,143,081
Global Equity, Class NAV, JHF II (MIM US) (B)	1,753,302	20,951,962
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,169,576	15,648,932
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,739,687	38,294,391
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	987,437	16,480,331
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,361,557	20,110,196
Small Cap Core, Class NAV, JHIT (MIM US) (B)	547,130	8,507,866
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	403,074	5,993,715
Small Cap Value, Class NAV, JHF II (Wellington)	362,680	5,643,295
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,120,782	59,503,485
Fixed income - 67.8%
Bond, Class NAV, JHSB (MIM US) (B)	21,118,388	285,942,968
Core Bond, Class NAV, JHF II (Allspring Investments)	22,185,833	242,934,871
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	13,260,358	103,032,980
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,648,258	95,747,313
High Yield, Class NAV, JHBT (MIM US) (B)	26,842,544	81,064,484
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	14,195,365	133,010,572
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	13,688,355	136,883,551
Alternative and specialty - 2.0%
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,276,934	31,819,029

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,460,948,558)		$1,432,159,040
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.9%
U.S. Government - 9.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$17,502,020	17,379,643
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	35,481,887	$34,831,008
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	44,351,092	44,361,854
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	60,035,085	61,810,743

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $155,189,468)		$158,383,248
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2232% (F)(G)	6,217	62,183

TOTAL SHORT-TERM INVESTMENTS (Cost $62,182)		$62,183
Total investments (Cost $1,616,200,208) - 99.9%		$1,590,604,471
Other assets and liabilities, net - 0.1%		827,587
TOTAL NET ASSETS - 100.0%		$1,591,432,058
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of March 31, 2025, by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,998,518,688	$2,998,518,688	—	—
Common stocks	93,083	—	—	$93,083
U.S. Government and Agency obligations	36,024,150	—	$36,024,150	—
Warrants	17	—	17	—
Short-term investments	111,724	111,724	—	—
Total investments in securities	$3,034,747,662	$2,998,630,412	$36,024,167	$93,083

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,866,700,856	$7,866,700,856	—	—
Common stocks	211,472	—	—	$211,472
U.S. Government and Agency obligations	262,207,010	—	$262,207,010	—
Warrants	41	—	41	—
Short-term investments	445,027	445,027	—	—
Total investments in securities	$8,129,564,406	$7,867,145,883	$262,207,051	$211,472

|	7

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,787,269,574	$6,787,269,574	—	—
Common stocks	131,037	—	—	$131,037
U.S. Government and Agency obligations	419,165,455	—	$419,165,455	—
Warrants	33	—	33	—
Short-term investments	349,850	349,850	—	—
Total investments in securities	$7,206,915,949	$6,787,619,424	$419,165,488	$131,037

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,935,726,398	$1,935,726,398	—	—
Common stocks	21,977	—	—	$21,977
U.S. Government and Agency obligations	149,983,073	—	$149,983,073	—
Short-term investments	95,267	95,267	—	—
Total investments in securities	$2,085,826,715	$1,935,821,665	$149,983,073	$21,977

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,432,159,040	$1,432,159,040	—	—
U.S. Government and Agency obligations	158,383,248	—	$158,383,248	—
Short-term investments	62,183	62,183	—	—
Total investments in securities	$1,590,604,471	$1,432,221,223	$158,383,248	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	5,902,397	$206,879,041	$145,146,227	—	—	$(25,799,769)	—	—	$326,225,499
Capital Appreciation	—	105,713,157	1,009,973	$(99,954,151)	$34,562,603	(41,331,582)	—	—	—
Capital Appreciation Value	12,175,964	80,374,600	35,000,000	(5,280,174)	(339,546)	(292,961)	—	—	109,461,919
Disciplined Value	14,850,736	143,928,656	191,377,224	—	—	(570,288)	—	—	334,735,592
Disciplined Value International	17,070,035	167,990,071	59,864,382	(3,478,475)	(1,212)	22,628,644	—	—	247,003,410
Diversified Macro	3,345,286	32,063,816	—	(1,891,279)	(172,184)	776,277	—	—	30,776,630
Diversified Real Assets	10,883,581	146,076,529	—	(24,613,042)	2,303,767	4,658,999	—	—	128,426,253
Emerging Markets Debt	1,973,853	15,779,694	493,668	(1,031,242)	(8,049)	102,765	$248,905	—	15,336,836
8	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	14,086,357	$162,513,759	—	$(28,989,377)	$(1,191,158)	$(1,330,106)	—	—	$131,003,118
Equity Income	3,650,606	223,960,964	$487,475	(161,111,663)	45,324,238	(38,313,830)	$487,475	—	70,347,184
Financial Industries	—	28,201,083	—	(28,737,582)	5,584,330	(5,047,831)	—	—	—
Fundamental Large Cap Core	4,151,164	248,351,754	49,302,973	(13,426)	(326)	(17,229,878)	—	—	280,411,097
Global Equity	—	40,200,170	—	(40,513,657)	5,859,783	(5,546,296)	—	—	—
Global Thematic Opportunities	—	39,032,550	—	(39,993,279)	2,419,224	(1,458,495)	67,359	—	—
Health Sciences	—	30,311,434	—	(31,098,877)	(1,534,878)	2,322,321	8,721	—	—
High Yield	2,534,106	7,955,465	217,206	(470,638)	(52,918)	3,885	129,426	—	7,653,000
International Dynamic Growth	13,575,530	65,071,183	122,790,039	(1,791,570)	(72,695)	(4,356,365)	—	—	181,640,592
International Growth	—	90,834,485	—	(96,693,611)	24,983,804	(19,124,678)	—	—	—
International Small Company	1,090,423	85,490,055	—	(77,490,607)	14,866,309	(11,470,840)	—	—	11,394,917
International Strategic Equity Allocation	23,736,403	239,830,283	10,378,745	(21,292,419)	556,691	13,587,466	—	—	243,060,766
John Hancock Collateral Trust	11,169	2,856	16,501,669	(16,392,370)	(431)	—	2,897	—	111,724
Mid Cap Growth	8,648,092	169,813,582	7,242,933	(17,748,796)	(201,135)	(14,769,923)	—	—	144,336,661
Mid Value	14,595,720	234,292,503	—	(12,140,532)	134,493	(6,707,673)	—	—	215,578,791
Multifactor Emerging Markets ETF	2,286,978	56,439,391	16,554,473	(14,527,877)	593,977	1,913,156	—	—	60,973,120
Science & Technology	—	25,347,597	—	(23,913,217)	4,156,952	(5,591,332)	284	—	—
Short Duration Bond	5,619,579	53,857,270	2,119,670	(3,505,304)	(24,332)	208,152	703,823	—	52,655,456
Small Cap Core	8,569,716	127,293,238	20,605,415	—	—	(14,639,563)	—	—	133,259,090
Small Cap Dynamic Growth	1,463,233	65,422,549	—	(40,173,213)	1,473,128	(4,964,194)	—	—	21,758,270
Small Cap Value	1,545,726	72,678,818	—	(46,707,831)	3,678,929	(5,598,417)	—	—	24,051,499
U.S. Sector Rotation	19,658,261	192,673,063	46,193,769	—	—	(10,437,844)	—	—	228,428,988
					$142,899,364	$(188,380,200)	$1,648,890	—	$2,998,630,412
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	13,760,684	$444,590,792	$373,205,939	—	—	$(57,243,716)	—	—	$760,553,015
Bond	40,122,913	555,805,989	18,275,713	$(39,997,658)	$(7,200,448)	16,380,651	$6,443,891	—	543,264,247
Capital Appreciation	—	265,448,026	587,041	(249,459,250)	82,025,237	(98,601,054)	—	—	—
|	9

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	33,524,438	$355,090,130	$448,149	$(54,211,489)	$(4,138,535)	$4,196,439	—	—	$301,384,694
Disciplined Value	33,690,413	321,880,662	439,463,384	—	—	(1,962,136)	—	—	759,381,910
Disciplined Value International	38,974,682	356,975,517	157,509,416	(1,886,354)	—	51,365,069	—	—	563,963,648
Diversified Macro	13,533,954	87,121,394	39,737,547	(4,348,470)	(424,145)	2,426,050	—	—	124,512,376
Diversified Real Assets	23,470,868	312,895,752	—	(50,915,293)	5,191,311	9,784,472	—	—	276,956,242
Emerging Markets Debt	17,231,968	147,647,599	2,183,934	(16,762,189)	(3,401,565)	4,224,613	$2,183,935	—	133,892,392
Emerging Markets Equity	28,263,240	322,205,005	—	(54,438,441)	(4,980,752)	62,318	—	—	262,848,130
Equity Income	7,751,619	487,412,963	1,037,294	(354,484,104)	100,835,621	(85,428,085)	1,037,294	—	149,373,689
Financial Industries	—	67,572,077	—	(68,863,651)	13,669,108	(12,377,534)	—	—	—
Floating Rate Income	16,377,072	130,376,993	3,370,296	(8,122,647)	(132,110)	(1,518,095)	2,292,111	—	123,974,437
Fundamental Global Franchise	—	82,223,720	—	(83,432,530)	3,639,328	(2,430,518)	165,632	—	—
Fundamental Large Cap Core	7,248,552	431,525,492	88,948,382	—	—	(30,834,206)	—	—	489,639,668
Global Equity	18,032,491	150,798,551	70,927,761	(10,861,980)	361,518	4,262,412	—	—	215,488,262
Global Thematic Opportunities	—	80,245,122	—	(82,235,637)	5,198,445	(3,207,930)	138,044	—	—
Health Sciences	—	72,269,832	—	(74,132,335)	(2,779,894)	4,642,397	20,915	—	—
High Yield	34,893,467	111,793,926	1,838,165	(7,564,475)	(796,745)	107,400	1,765,325	—	105,378,271
International Dynamic Growth	26,970,641	108,921,714	261,098,327	—	—	(9,152,867)	—	—	360,867,174
International Growth	—	176,899,563	—	(188,208,635)	48,490,968	(37,181,896)	—	—	—
International Small Company	2,295,950	178,638,323	—	(161,707,983)	38,031,475	(30,969,143)	—	—	23,992,672
International Strategic Equity Allocation	52,371,006	518,641,495	33,009,856	(45,651,328)	1,136,885	29,142,193	—	—	536,279,101
John Hancock Collateral Trust	44,490	6,949	941,753	(503,680)	5	—	319	—	445,027
Mid Cap Growth	17,978,310	359,138,284	6,494,059	(34,420,543)	4,838,431	(35,992,245)	—	—	300,057,986
Mid Value	32,043,665	509,576,591	138,513	(22,035,353)	347,848	(14,742,673)	—	—	473,284,926
Multifactor Emerging Markets ETF	4,588,379	178,633,866	225,723	(61,274,875)	3,046,420	1,699,639	—	—	122,330,773
Science & Technology	—	58,910,269	—	(55,581,079)	10,512,324	(13,841,514)	662	—	—
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	12,385,095	$109,144,973	$12,531,391	$(6,031,932)	$(25,283)	$429,189	$1,531,391	—	$116,048,338
Small Cap Core	17,758,917	284,990,463	22,884,507	(1,148,088)	(69,997)	(30,505,723)	—	—	276,151,162
Small Cap Dynamic Growth	2,603,808	120,468,262	—	(75,811,317)	4,667,637	(10,605,960)	—	—	38,718,622
Small Cap Value	2,934,921	141,467,558	—	(92,194,728)	8,662,869	(12,268,336)	—	—	45,667,363
Strategic Income Opportunities	20,660,753	214,632,704	2,712,425	(11,156,522)	(263,758)	682,683	1,991,900	—	206,607,532
U.S. Sector Rotation	47,855,785	468,184,210	113,603,527	—	—	(25,703,511)	—	—	556,084,226
					$306,442,198	$(385,161,617)	$17,571,419	—	$7,867,145,883
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	7,698,119	$248,016,484	$210,724,696	—	—	$(33,266,126)	—	—	$425,475,054
Bond	52,054,169	723,147,542	15,526,023	$(45,539,884)	$(7,760,457)	19,440,221	$8,303,358	—	704,813,445
Capital Appreciation	—	139,724,929	866,582	(131,814,779)	54,526,222	(63,302,954)	—	—	—
Capital Appreciation Value	36,863,097	336,885,346	11,474,640	(16,435,257)	(1,264,313)	738,825	—	—	331,399,241
Core Bond	24,626,506	280,692,602	4,743,448	(21,434,254)	(2,735,616)	8,394,059	2,062,577	—	269,660,239
Disciplined Value	19,783,245	184,854,558	262,827,751	—	—	(1,767,956)	—	—	445,914,353
Disciplined Value International	25,733,007	262,403,797	81,133,052	(7,051,238)	(17,081)	35,888,074	—	—	372,356,604
Diversified Macro	13,971,726	76,222,414	53,903,584	(3,526,663)	(334,745)	2,275,287	—	—	128,539,877
Diversified Real Assets	15,320,894	207,226,643	—	(36,238,977)	3,721,145	6,077,743	—	—	180,786,554
Emerging Markets Debt	30,537,504	241,045,405	7,800,041	(12,941,682)	(2,632,787)	4,005,427	3,800,042	—	237,276,404
Emerging Markets Equity	17,015,566	182,543,591	1,444,456	(22,988,102)	448,670	(3,203,852)	—	—	158,244,763
Equity Income	4,119,229	276,449,717	552,387	(206,775,010)	77,204,874	(68,054,416)	552,387	—	79,377,552
Financial Industries	—	51,379,806	—	(52,366,497)	10,610,541	(9,623,850)	—	—	—
Floating Rate Income	29,022,506	228,035,868	6,491,054	(11,904,437)	(131,405)	(2,790,706)	4,051,870	—	219,700,374
Fundamental Global Franchise	—	66,641,210	—	(67,622,936)	3,208,284	(2,226,558)	134,429	—	—
Fundamental Large Cap Core	3,930,110	228,313,455	53,883,637	—	—	(16,718,190)	—	—	265,478,902
Global Equity	15,555,598	147,396,159	43,848,319	(9,419,916)	190,729	3,874,109	—	—	185,889,400
Global Shareholder Yield	—	28,491,532	—	(29,028,392)	7,464,784	(6,927,924)	—	—	—
Global Thematic Opportunities	—	35,160,252	—	(36,036,888)	2,548,426	(1,671,790)	60,833	—	—
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Health Sciences	—	$58,107,864	—	$(59,643,948)	$(3,207,629)	$4,743,713	$16,562	—	—
High Yield	61,836,198	195,540,757	$3,716,549	(11,297,000)	(1,188,824)	(26,164)	3,116,601	—	$186,745,318
International Dynamic Growth	18,167,460	76,990,599	172,367,142	—	—	(6,277,124)	—	—	243,080,617
International Growth	—	132,938,499	—	(141,375,402)	36,425,997	(27,989,094)	—	—	—
International Small Company	1,094,027	83,742,262	—	(75,628,351)	20,858,554	(17,539,885)	—	—	11,432,580
International Strategic Equity Allocation	31,606,125	299,908,442	34,238,015	(27,768,119)	818,587	16,449,791	—	—	323,646,716
John Hancock Collateral Trust	34,975	21,115	684,798	(356,069)	6	—	198	—	349,850
Mid Cap Growth	11,379,110	215,162,651	11,589,688	(17,253,582)	4,854,017	(24,435,429)	—	—	189,917,345
Mid Value	20,782,149	328,736,326	—	(12,475,450)	251,250	(9,559,788)	—	—	306,952,338
Multi-Asset High Income	3,771,033	38,005,978	511,745	(2,184,036)	(55,294)	338,336	438,078	—	36,616,729
Multifactor Emerging Markets ETF	2,762,589	113,993,330	79,783	(43,269,330)	2,021,074	828,528	—	—	73,653,385
Science & Technology	—	44,123,293	—	(41,583,595)	7,688,076	(10,227,774)	499	—	—
Short Duration Bond	25,621,550	255,460,982	3,192,709	(19,378,407)	(1,430,193)	2,228,831	3,192,710	—	240,073,922
Small Cap Core	11,174,611	177,147,758	15,809,983	—	—	(19,192,533)	—	—	173,765,208
Small Cap Dynamic Growth	1,570,607	72,673,719	—	(45,985,716)	6,722,108	(10,055,185)	—	—	23,354,926
Small Cap Value	2,083,883	98,743,049	—	(63,777,721)	5,847,381	(8,387,492)	—	—	32,425,217
Strategic Income Opportunities	44,337,000	460,191,585	6,763,026	(24,510,106)	(568,843)	1,494,339	4,265,370	—	443,370,001
U.S. Sector Rotation	42,798,839	429,853,959	90,628,001	—	—	(23,159,450)	—	—	497,322,510
					$224,083,538	$(259,626,957)	$29,995,514	—	$6,787,619,424
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	1,191,314	$40,781,401	$29,830,264	—	—	$(4,767,734)	—	—	$65,843,931
Bond	19,697,024	278,778,569	3,613,298	$(20,067,383)	$(3,503,858)	7,877,084	$3,139,916	—	266,697,710
Capital Appreciation	—	23,367,184	261,348	(22,169,111)	8,014,514	(9,473,935)	—	—	—
Capital Appreciation Value	10,701,359	89,472,121	11,935,488	(4,982,563)	(271,465)	51,635	—	—	96,205,216
Core Bond	19,958,711	229,130,820	2,276,359	(17,358,785)	(2,704,014)	7,203,509	1,664,488	—	218,547,889
Disciplined Value	3,578,544	35,821,732	45,022,562	—	—	(183,915)	—	—	80,660,379
Disciplined Value International	4,462,525	46,571,475	12,642,511	(768,164)	(12,636)	6,139,544	—	—	64,572,730
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	3,997,604	$21,672,566	$15,926,060	$(1,377,567)	$(23,367)	$580,268	—	—	$36,777,960
Diversified Real Assets	3,355,988	40,114,280	640,680	(3,180,919)	43,457	1,983,155	—	—	39,600,653
Emerging Markets Debt	13,078,963	104,415,742	1,709,836	(5,073,178)	(1,031,461)	1,602,601	$1,618,896	—	101,623,540
Emerging Markets Equity	2,668,409	21,002,229	6,629,352	(2,433,254)	56,797	(438,923)	—	—	24,816,201
Equity Income	810,245	52,330,205	108,350	(38,550,536)	14,322,783	(12,597,376)	108,350	—	15,613,426
Floating Rate Income	12,454,716	97,299,730	2,545,594	(4,315,584)	(324,988)	(922,553)	1,729,427	—	94,282,199
Fundamental Global Franchise	—	21,329,958	230,361	(21,887,892)	1,125,165	(797,592)	44,032	—	—
Fundamental Large Cap Core	730,225	42,444,642	10,686,526	(559,796)	(31,839)	(3,212,808)	—	—	49,326,725
Global Equity	4,181,943	43,273,157	7,604,211	(2,060,102)	48,429	1,108,520	—	—	49,974,215
Global Shareholder Yield	—	12,350,249	—	(12,582,364)	5,228,903	(4,996,788)	—	—	—
High Yield	26,481,953	83,435,291	1,329,390	(4,269,249)	(452,702)	(67,233)	1,329,389	—	79,975,497
Infrastructure	—	8,246,024	—	(8,376,357)	2,686,537	(2,556,204)	—	—	—
International Dynamic Growth	3,633,114	—	50,854,115	—	—	(2,243,052)	—	—	48,611,063
International Growth	—	43,480,154	—	(46,257,336)	10,098,648	(7,321,466)	—	—	—
International Small Company	236,125	17,801,420	—	(16,032,704)	3,180,548	(2,481,758)	—	—	2,467,506
International Strategic Equity Allocation	6,323,499	62,012,698	3,905,365	(4,808,663)	223,721	3,419,506	—	—	64,752,627
John Hancock Collateral Trust	9,524	1,173	96,218	(2,123)	—	(1)	160	—	95,267
Mid Cap Growth	2,506,172	43,279,629	7,565,198	(4,832,720)	889,403	(5,073,498)	—	—	41,828,012
Mid Value	3,576,087	54,127,402	2,046,575	(1,775,080)	37,562	(1,617,657)	—	—	52,818,802
Multi-Asset High Income	3,239,485	32,433,964	374,121	(1,593,271)	(40,146)	280,727	374,122	—	31,455,395
Multifactor Emerging Markets ETF	433,304	21,086,414	77,150	(9,910,035)	258,203	40,586	—	—	11,552,318
Short Duration Bond	12,628,261	123,878,282	1,560,163	(7,502,415)	(512,378)	903,155	1,560,164	—	118,326,807
Small Cap Core	1,280,417	12,508,172	9,522,826	—	—	(2,120,519)	—	—	19,910,479
Small Cap Dynamic Growth	483,240	18,582,630	—	(10,325,514)	1,335,209	(2,406,550)	—	—	7,185,775
Small Cap Value	460,788	20,531,470	—	(12,794,655)	1,732,859	(2,299,814)	—	—	7,169,860
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	15,031,904	$154,995,427	$1,513,920	$(6,501,982)	$(149,228)	$460,903	$1,435,953	—	$150,319,040
U.S. Sector Rotation	8,159,246	82,792,782	17,464,504	(885,908)	(26,792)	(4,534,143)	—	—	94,810,443
					$40,197,864	$(38,462,326)	$13,004,897	—	$1,935,821,665
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	263,234	$9,537,413	$6,751,125	$(691,182)	$(32,271)	$(1,016,121)	—	—	$14,548,964
Bond	21,118,388	290,249,834	3,293,391	(12,114,349)	(2,169,596)	6,683,688	$3,293,391	—	285,942,968
Capital Appreciation	—	5,369,234	97,631	(5,134,177)	53,889	(386,577)	—	—	—
Capital Appreciation Value	4,642,662	34,560,452	8,760,301	(1,473,461)	(36,677)	(73,082)	—	—	41,737,533
Core Bond	22,185,833	246,476,887	1,848,421	(10,176,497)	(1,686,172)	6,472,232	1,848,421	—	242,934,871
Disciplined Value	776,376	7,571,086	10,026,069	—	—	(97,642)	—	—	17,499,513
Disciplined Value International	1,512,094	15,961,406	4,817,564	(1,228,414)	29,374	2,300,067	—	—	21,879,997
Emerging Markets Debt	13,260,358	104,603,258	1,625,721	(3,746,490)	(662,070)	1,212,561	1,625,720	—	103,032,980
Emerging Markets Equity	948,781	16,011,209	76,615	(7,071,837)	86,020	(278,346)	—	—	8,823,661
Equity Income	153,417	12,211,998	20,694	(9,713,014)	4,139,600	(3,702,928)	20,695	—	2,956,350
Floating Rate Income	12,648,258	96,947,475	2,209,416	(2,151,443)	(157,614)	(1,100,521)	1,735,460	—	95,747,313
Fundamental Global Franchise	—	8,063,799	82,500	(8,269,827)	498,649	(375,121)	16,610	—	—
Fundamental Large Cap Core	342,607	8,425,747	16,659,955	(403,366)	(22,461)	(1,516,794)	—	—	23,143,081
Global Equity	1,753,302	13,557,854	7,736,129	(761,083)	3,416	415,646	—	—	20,951,962
Global Shareholder Yield	—	9,687,732	—	(9,846,225)	4,275,160	(4,116,667)	—	—	—
High Yield	26,842,544	83,509,946	1,333,755	(3,242,600)	(244,034)	(292,583)	1,333,755	—	81,064,484
Infrastructure	—	25,889,594	—	(26,252,061)	8,389,217	(8,026,750)	—	—	—
International Dynamic Growth	1,169,576	373,301	15,945,703	—	—	(670,072)	—	—	15,648,932
International Growth	—	13,889,659	58,459	(14,840,747)	2,853,642	(1,961,013)	—	—	—
International Strategic Equity Allocation	3,739,687	35,838,017	2,999,749	(2,628,675)	212,311	1,872,989	—	—	38,294,391
John Hancock Collateral Trust	6,217	3,237	393,779	(334,836)	3	—	132	—	62,183
Mid Cap Growth	987,437	17,000,173	3,264,908	(2,321,293)	434,512	(1,897,969)	—	—	16,480,331
Mid Value	1,361,557	20,870,347	970,685	(1,171,401)	30,001	(589,436)	—	—	20,110,196
Multi-Asset High Income	3,276,934	32,386,186	374,212	(1,178,074)	(31,394)	268,099	374,212	—	31,819,029
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	14,195,365	$138,322,868	$1,738,435	$(7,475,626)	$(523,598)	$948,493	$1,738,434	—	$133,010,572
Small Cap Core	547,130	—	9,368,588	—	—	(860,722)	—	—	8,507,866
Small Cap Dynamic Growth	403,074	14,005,110	—	(7,103,004)	697,472	(1,605,863)	—	—	5,993,715
Small Cap Value	362,680	15,223,696	—	(9,126,702)	297,041	(750,740)	—	—	5,643,295
Strategic Income Opportunities	13,688,355	138,920,077	1,446,568	(3,751,270)	(93,784)	361,960	1,293,235	—	136,883,551
U.S. Sector Rotation	5,120,782	40,073,397	23,554,786	(1,379,439)	(23,633)	(2,721,626)	—	—	59,503,485
					$16,317,003	$(11,504,838)	$13,280,065	—	$1,432,221,223
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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